Revenue from collaboration agreements (Tables)	12 Months Ended
Dec. 31, 2024
Revenue [abstract]
Summary of Deferred revenue related to the collaboration agreements

Deferred revenue related to the collaboration agreements consists of the following:

	As of
	December 31, 2024	December 31, 2023
	(Euros in thousands)
Current	35,908	100,401
Non-current	34,161	115,527
Total	70,069	215,928

Summary of revenue from collaboration agreements explanatory

Revenue from collaboration agreements was realized with the following partners:

	Year ended December 31,
	2024	2023	2022
	(Euros in thousands)
Revenue from collaboration agreements:
BMS, United States	78,099	50,695	126,100
Moderna, United States	62,785	5,369	—
Genmab, Denmark	14,951	(2,067)	9,617
GSK, United Kingdom	—	—	37,114
Total	155,835	53,997	172,831